S000084923 [Member] Average Annual Total Returns		12 Months Ended	48 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	42.25%	13.94%	[2]
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.31%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		36.99%	10.70%	[2]
Performance Inception Date			Dec. 29, 2021
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.94%	9.77%	[2]
Performance Inception Date			Dec. 29, 2021
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.49%	8.56%	[2]
Performance Inception Date			Dec. 29, 2021

[1]	Index returns shown are net of withholding taxes.
[2]	Inception for Institutional Shares is December 29, 2021.